JPI
Nuveen Preferred and Income Term Fund
Portfolio of Investments    October 31, 2021
(Unaudited)
Principal Amount (000)/ Shares	Description (1)	Coupon	Maturity	Ratings (2)	Value
	LONG-TERM INVESTMENTS – 152.0% (99.9% of Total Investments)
	$1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED – 68.8% (45.2% of Total Investments)
	Automobiles – 2.4%
$3,805	General Motors Financial Co Inc	5.700%	N/A (3)	BB+	$4,385,263
8,463	General Motors Financial Co Inc	5.750%	N/A (3)	BB+	9,161,197
	Total Automobiles				13,546,460
	Banks – 26.0%
3,700	Bank of America Corp	6.250%	N/A (3)	BBB+	4,033,000
3,620	Bank of America Corp	6.500%	N/A (3)	BBB+	4,000,100
3,815	Bank of America Corp	6.300%	N/A (3)	BBB+	4,408,232
1,330	Bank of America Corp	6.100%	N/A (3)	BBB+	1,463,000
2,670	CIT Group Inc	5.800%	N/A (3)	Ba3	2,716,725
9,343	Citigroup Inc	5.950%	N/A (3)	BBB-	10,067,082
6,565	Citigroup Inc	6.300%	N/A (3)	BBB-	6,990,412
1,695	Citigroup Inc	4.150%	N/A (3)	BBB-	1,700,933
2,870	Citigroup Inc, (4)	6.250%	N/A (3)	BBB-	3,303,944
6,745	Citigroup Inc	5.000%	N/A (3)	BBB-	6,975,139
1,580	Citizens Financial Group Inc	6.375%	N/A (3)	BB+	1,660,975
2,075	Citizens Financial Group Inc	4.000%	N/A (3)	BB+	2,090,563
1,085	Commerzbank AG, 144A, (4)	8.125%	9/19/23	Baa3	1,215,326
2,270	Farm Credit Bank of Texas, 144A	5.700%	N/A (3)	Baa1	2,474,300
1,815	Fifth Third Bancorp	4.500%	N/A (3)	Baa3	1,953,394
860	Goldman Sachs Group Inc	3.800%	N/A (3)	BBB-	860,000
850	Goldman Sachs Group Inc	4.400%	N/A (3)	Ba1	862,750
2,121	HSBC Capital Funding Dollar 1 LP, 144A	10.176%	N/A (3)	BBB	3,451,927
5,140	Huntington Bancshares Inc/OH	5.625%	N/A (3)	Baa3	5,962,400
6,800	JPMorgan Chase & Co, (4)	5.000%	N/A (3)	BBB+	7,038,000
2,370	JPMorgan Chase & Co	6.100%	N/A (3)	BBB+	2,547,750
10,417	JPMorgan Chase & Co, (5)	6.750%	N/A (3)	BBB+	11,386,198
5,710	JPMorgan Chase & Co	3.650%	N/A (3)	BBB+	5,688,587
2,430	KeyCorp	5.000%	N/A (3)	Baa3	2,679,075
705	Lloyds Bank PLC, 144A	12.000%	N/A (3)	Baa3	725,269
2,175	M&T Bank Corp	3.500%	N/A (3)	Baa2	2,136,937
1,765	M&T Bank Corp	5.125%	N/A (3)	Baa2	1,928,852
1,570	M&T Bank Corp	6.450%	N/A (3)	Baa2	1,695,600
1,960	PNC Financial Services Group Inc	3.400%	N/A (3)	Baa2	1,933,050

JPI	Nuveen Preferred and Income Term Fund (continued)
Portfolio of Investments October 31, 2021
(Unaudited)
Principal Amount (000)/ Shares	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Banks (continued)
$799	PNC Financial Services Group Inc, (3-Month LIBOR reference rate + 3.678% spread), (6)	3.810%	N/A (3)	Baa2	$803,793
2,097	PNC Financial Services Group Inc	5.000%	N/A (3)	Baa2	2,290,636
1,745	Regions Financial Corp	5.750%	N/A (3)	BB+	1,926,044
730	SVB Financial Group	4.700%	N/A (3)	Baa2	741,863
830	SVB Financial Group	4.100%	N/A (3)	Baa2	813,682
1,810	SVB Financial Group	4.000%	N/A (3)	Baa2	1,814,525
9,280	Truist Financial Corp, (4)	4.800%	N/A (3)	Baa2	9,616,400
2,520	Truist Financial Corp	5.100%	N/A (3)	Baa2	2,819,376
1,805	Truist Financial Corp, (4)	5.050%	N/A (3)	Baa2	1,836,588
1,230	Wells Fargo & Co, (4)	7.950%	11/15/29	Baa1	1,676,907
3,256	Wells Fargo & Co	5.900%	N/A (3)	Baa2	3,471,417
7,240	Wells Fargo & Co	3.900%	N/A (3)	Baa2	7,375,750
5,948	Wells Fargo & Co, (5)	5.875%	N/A (3)	Baa2	6,550,235
1,050	Zions Bancorp NA	5.800%	N/A (3)	BB+	1,081,832
1,415	Zions Bancorp NA, (4)	7.200%	N/A (3)	BB+	1,535,275
	Total Banks				148,303,843
	Capital Markets – 3.6%
2,385	Bank of New York Mellon Corp	4.700%	N/A (3)	Baa1	2,595,357
2,105	Charles Schwab Corp	4.000%	N/A (3)	BBB	2,166,361
4,215	Charles Schwab Corp	5.375%	N/A (3)	BBB	4,636,078
4,127	Goldman Sachs Group Inc, (4)	5.300%	N/A (3)	BBB-	4,519,065
4,735	Goldman Sachs Group Inc	5.500%	N/A (3)	BBB-	5,042,775
1,450	Goldman Sachs Group Inc	4.125%	N/A (3)	BBB-	1,454,640
	Total Capital Markets				20,414,276
	Consumer Finance – 2.6%
3,890	Ally Financial Inc	4.700%	N/A (3)	Ba2	4,031,012
2,570	Ally Financial Inc	4.700%	N/A (3)	Ba2	2,614,975
3,110	American Express Co	3.550%	N/A (3)	Baa2	3,125,550
3,005	Capital One Financial Corp	3.950%	N/A (3)	Baa3	3,050,977
1,820	Discover Financial Services	6.125%	N/A (3)	Ba2	2,024,750
	Total Consumer Finance				14,847,264
	Diversified Financial Services – 4.4%
2,010	American AgCredit Corp, 144A	5.250%	N/A (3)	BB+	2,050,200
2,425	Capital Farm Credit ACA, 144A	5.000%	N/A (3)	BB	2,503,813
11,800	Compeer Financial ACA, 144A, (7)	6.750%	N/A (3)	BB+	12,449,000
1,050	Compeer Financial ACA, 144A	4.875%	N/A (3)	BB+	1,060,500
3,430	Equitable Holdings Inc, (5)	4.950%	N/A (3)	BBB-	3,687,250

Principal Amount (000)/ Shares	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Diversified Financial Services (continued)
$3,171	Voya Financial Inc, (4)	6.125%	N/A (3)	BBB-	$3,369,187
	Total Diversified Financial Services				25,119,950
	Electric Utilities – 2.2%
1,695	Edison International	5.375%	N/A (3)	BB+	1,750,088
1,460	Electricite de France SA, 144A	5.250%	N/A (3)	BBB	1,511,100
6,300	Emera Inc, (4)	6.750%	6/15/76	BB+	7,395,444
2,025	Southern Co, (4)	4.000%	1/15/51	BBB-	2,111,467
	Total Electric Utilities				12,768,099
	Food Products – 4.6%
2,250	Dairy Farmers of America Inc, 144A	7.125%	N/A (3)	BB+	2,272,500
7,493	Land O' Lakes Inc, 144A	7.000%	N/A (3)	BB	7,867,651
2,240	Land O' Lakes Inc, 144A	7.250%	N/A (3)	BB	2,419,200
12,550	Land O' Lakes Inc, 144A	8.000%	N/A (3)	BB	13,554,000
	Total Food Products				26,113,351
	Independent Power & Renewable Electricity Producers – 0.7%
1,240	AES Andes SA, 144A, (4)	7.125%	3/26/79	BB	1,297,350
2,550	AES Andes SA, 144A, (4)	6.350%	10/07/79	BB	2,642,463
	Total Independent Power & Renewable Electricity Producers				3,939,813
	Industrial Conglomerates – 1.5%
8,912	General Electric Co, (3-Month LIBOR reference rate + 3.330% spread), (6)	3.446%	N/A (3)	BBB-	8,689,195
	Insurance – 14.0%
1,920	Aegon NV, (4)	5.500%	4/11/48	BBB	2,229,599
1,447	American International Group Inc, (8)	5.750%	4/01/48	BBB-	1,658,696
8,815	Assurant Inc, (4)	7.000%	3/27/48	BB+	10,246,292
10,720	Assured Guaranty Municipal Holdings Inc, 144A, (5), (8)	6.400%	12/15/66	BBB+	11,901,274
2,320	AXIS Specialty Finance LLC	4.900%	1/15/40	BBB	2,450,602
1,540	Enstar Finance LLC, (4)	5.750%	9/01/40	BB+	1,624,700
4,755	Markel Corp	6.000%	N/A (3)	BBB-	5,230,500
3,440	MetLife Inc, 144A, (8)	9.250%	4/08/38	BBB	5,188,228
2,490	MetLife Inc	3.850%	N/A (3)	BBB	2,583,375
1,270	MetLife Inc, (4)	5.875%	N/A (3)	BBB	1,463,226
2,335	PartnerRe Finance B LLC, (8)	4.500%	10/01/50	Baa1	2,492,705
4,734	Provident Financing Trust I	7.405%	3/15/38	BB+	5,784,948
700	Prudential Financial Inc, (4)	3.700%	10/01/50	BBB+	721,909
8,495	QBE Insurance Group Ltd, 144A, (5)	7.500%	11/24/43	Baa1	9,386,975
1,135	QBE Insurance Group Ltd, Reg S	6.750%	12/02/44	BBB	1,268,362

JPI	Nuveen Preferred and Income Term Fund (continued)
Portfolio of Investments October 31, 2021
(Unaudited)
Principal Amount (000)/ Shares	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Insurance (continued)
$2,770	QBE Insurance Group Ltd, 144A	5.875%	N/A (3)	Baa2	$3,026,225
2,600	SBL Holdings Inc, 144A	6.500%	N/A (3)	BB	2,561,000
10,005	SBL Holdings Inc, 144A	7.000%	N/A (3)	BB	10,055,025
	Total Insurance				79,873,641
	Multi-Utilities – 1.9%
6,005	CenterPoint Energy Inc	6.125%	N/A (3)	BBB-	6,344,583
795	CMS Energy Corp, (8)	4.750%	6/01/50	BBB-	882,450
1,215	NiSource Inc	5.650%	N/A (3)	BBB-	1,281,825
2,365	Sempra Energy	4.875%	N/A (3)	BBB-	2,551,622
	Total Multi-Utilities				11,060,480
	Oil, Gas & Consumable Fuels – 1.5%
3,520	Enbridge Inc, (4)	5.750%	7/15/80	BBB-	3,956,480
1,590	Energy Transfer LP	6.500%	N/A (3)	BB	1,645,650
1,620	MPLX LP, (4)	6.875%	N/A (3)	BB+	1,644,300
1,320	Transcanada Trust	5.500%	9/15/79	BBB	1,438,800
	Total Oil, Gas & Consumable Fuels				8,685,230
	Trading Companies & Distributors – 2.5%
7,045	AerCap Global Aviation Trust, 144A, (4)	6.500%	6/15/45	BB+	7,555,763
3,090	AerCap Holdings NV	5.875%	10/10/79	BB+	3,223,735
2,045	Air Lease Corp, (5)	4.650%	N/A (3)	BB+	2,114,019
1,855	ILFC E-Capital Trust I, 144A, (4)	3.460%	12/21/65	B+	1,522,259
	Total Trading Companies & Distributors				14,415,776
	U.S. Agency – 0.2%
1,180	Farm Credit Bank of Texas, 144A	6.200%	N/A (3)	BBB+	1,286,200
	Wireless Telecommunication Services – 0.7%
3,180	Vodafone Group PLC	7.000%	4/04/79	BB+	3,844,887
	Total $1,000 Par (or similar) Institutional Preferred (cost $364,220,498)				392,908,465

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	CONTINGENT CAPITAL SECURITIES – 51.4% (33.8% of Total Investments) (9)
	Banks – 39.0%
$1,970	Australia & New Zealand Banking Group Ltd/United Kingdom, 144A	6.750%	N/A (3)	Baa2	$2,265,717
5,600	Banco Bilbao Vizcaya Argentaria SA	6.500%	N/A (3)	Ba2	6,006,000
3,570	Banco Bilbao Vizcaya Argentaria SA	6.125%	N/A (3)	Ba2	3,838,678
1,300	Banco Mercantil del Norte SA/Grand Cayman, 144A	7.500%	N/A (3)	Ba2	1,423,500
2,930	Banco Mercantil del Norte SA/Grand Cayman, 144A, (4)	7.625%	N/A (3)	Ba2	3,215,675
5,200	Banco Santander SA, Reg S	7.500%	N/A (3)	Ba1	5,622,500

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Banks (continued)
$4,660	Banco Santander SA	4.750%	N/A (3)	Ba1	$4,684,092
8,250	Barclays PLC, (4)	7.750%	N/A (3)	BBB-	8,959,912
6,095	Barclays PLC	6.125%	N/A (3)	BBB-	6,694,992
1,500	Barclays PLC	4.375%	N/A (3)	BBB-	1,475,700
9,270	Barclays PLC, (4)	8.000%	N/A (3)	BBB-	10,336,050
950	BNP Paribas SA, 144A	7.000%	N/A (3)	BBB	1,118,549
9,790	BNP Paribas SA, 144A	7.375%	N/A (3)	BBB	11,234,025
7,610	BNP Paribas SA, 144A, (4)	6.625%	N/A (3)	BBB	8,218,800
5,615	Credit Agricole SA, 144A	7.875%	N/A (3)	BBB	6,208,786
6,979	Credit Agricole SA, 144A	8.125%	N/A (3)	BBB	8,357,352
4,765	Credit Suisse Group AG, 144A, (4)	5.250%	N/A (3)	BB+	4,949,644
1,725	Danske Bank A/S, Reg S	4.375%	N/A (3)	BBB-	1,737,938
1,700	Danske Bank A/S, Reg S	6.125%	N/A (3)	BBB-	1,799,875
1,500	Danske Bank A/S, Reg S	7.000%	N/A (3)	BBB-	1,668,750
11,100	HSBC Holdings PLC, (5)	6.000%	N/A (3)	BBB	12,050,382
3,855	HSBC Holdings PLC	6.375%	N/A (3)	BBB	4,153,762
14,356	HSBC Holdings PLC	6.375%	N/A (3)	BBB	15,616,744
4,850	ING Groep NV	5.750%	N/A (3)	BBB	5,265,257
5,735	ING Groep NV, Reg S	6.750%	N/A (3)	BBB	6,233,108
3,045	ING Groep NV	6.500%	N/A (3)	BBB	3,341,888
7,214	Intesa Sanpaolo SpA, 144A, (4)	7.700%	N/A (3)	BB-	8,052,627
6,550	Lloyds Banking Group PLC	7.500%	N/A (3)	Baa3	7,517,642
10,845	Lloyds Banking Group PLC	7.500%	N/A (3)	Baa3	11,997,281
3,050	Macquarie Bank Ltd/London, 144A	6.125%	N/A (3)	BB+	3,305,438
5,970	NatWest Group PLC	8.000%	N/A (3)	BBB-	6,999,825
5,050	NatWest Group PLC, (4)	6.000%	N/A (3)	BBB-	5,582,421
3,735	Nordea Bank Abp, 144A	6.625%	N/A (3)	BBB+	4,260,216
2,635	Societe Generale SA, 144A, (4)	4.750%	N/A (3)	BB+	2,699,162
1,820	Societe Generale SA, 144A	8.000%	N/A (3)	BB	2,120,992
6,163	Societe Generale SA, 144A, (5)	7.875%	N/A (3)	BB+	6,790,393
1,928	Societe Generale SA, 144A, (4)	6.750%	N/A (3)	BB	2,149,720
4,520	Standard Chartered PLC, 144A	4.300%	N/A (3)	BBB-	4,340,420
2,880	Standard Chartered PLC, 144A, (4)	6.000%	N/A (3)	BBB-	3,130,560
1,110	Standard Chartered PLC, 144A	7.500%	N/A (3)	BBB-	1,133,588
1,875	Standard Chartered PLC, 144A	7.750%	N/A (3)	BBB-	2,001,563
4,260	UniCredit SpA, Reg S	8.000%	N/A (3)	B+	4,648,725
203,525	Total Banks				223,208,249
	Capital Markets – 12.4%
8,375	Credit Suisse Group AG, 144A, (4)	7.500%	N/A (3)	BB+	8,908,906
1,955	Credit Suisse Group AG, 144A, (4)	6.375%	N/A (3)	BB+	2,128,506

JPI	Nuveen Preferred and Income Term Fund (continued)
Portfolio of Investments October 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Capital Markets (continued)
$10,561	Credit Suisse Group AG, 144A, (4)	7.250%	N/A (3)	BB+	$11,721,020
3,632	Credit Suisse Group AG, 144A	7.500%	N/A (3)	BB+	3,958,880
11,995	Deutsche Bank AG, (4), (5)	6.000%	N/A (3)	BB-	12,534,775
4,285	UBS Group AG, 144A, (4)	3.875%	N/A (3)	BBB	4,256,076
9,437	UBS Group AG, Reg S	7.000%	N/A (3)	BBB	10,604,829
395	UBS Group AG, Reg S	5.125%	N/A (3)	BBB	425,119
7,395	UBS Group AG, 144A, (4)	7.000%	N/A (3)	BBB	7,995,844
7,255	UBS Group AG, Reg S, (4)	6.875%	N/A (3)	BBB	8,180,013
65,285	Total Capital Markets				70,713,968
$268,810	Total Contingent Capital Securities (cost $276,637,933)				293,922,217

Shares	Description (1)	Coupon	Ratings (2)	Value
	$25 PAR (OR SIMILAR) RETAIL PREFERRED – 29.4% (19.3% of Total Investments)
	Banks – 8.7%
59,100	Bank of America Corp, (4)	4.375%	BBB+	$1,501,140
99,200	CoBank ACB, (10)	6.250%	BBB+	10,292,000
62,728	CoBank ACB, (10)	6.200%	BBB+	6,900,080
111,200	Farm Credit Bank of Texas, 144A, (4), (10)	6.750%	Baa1	11,954,000
105,663	Fifth Third Bancorp	6.625%	Baa3	3,037,811
54,100	KeyCorp	6.125%	Baa3	1,658,165
130,100	Regions Financial Corp	6.375%	BB+	3,694,840
57,838	Regions Financial Corp	5.700%	BB+	1,668,048
82,853	Synovus Financial Corp	5.875%	BB-	2,227,089
61,900	Truist Financial Corp, (4)	4.750%	Baa2	1,649,635
64,600	Wells Fargo & Co	4.750%	Baa2	1,673,140
43,000	Western Alliance Bancorp, (7)	4.250%	Ba1	1,129,180
86,389	Wintrust Financial Corp	6.875%	BB	2,439,625
	Total Banks			49,824,753
	Capital Markets – 2.8%
31,549	Goldman Sachs Group Inc	5.500%	Ba1	848,037
101,372	Morgan Stanley	7.125%	Baa3	2,878,965
103,476	Morgan Stanley	6.875%	Baa3	2,923,197
196,300	Morgan Stanley	5.850%	Baa3	5,782,998
125,000	Morgan Stanley	6.375%	Baa3	3,577,500
	Total Capital Markets			16,010,697
	Consumer Finance – 0.3%
66,500	Synchrony Financial	5.625%	BB-	1,773,555
	Diversified Financial Services – 2.9%
69,700	AgriBank FCB, (10)	6.875%	BBB+	7,527,600

Shares	Description (1)	Coupon	Ratings (2)	Value
	Diversified Financial Services (continued)
105,500	Equitable Holdings Inc, (4)	5.250%	BBB-	$2,804,190
216,335	Voya Financial Inc	5.350%	BBB-	6,381,883
	Total Diversified Financial Services			16,713,673
	Diversified Telecommunication Services – 0.2%
49,500	AT&T Inc, (4)	4.750%	BBB-	1,288,980
	Food Products – 2.7%
76,100	CHS Inc	7.875%	N/R	2,170,372
180,029	CHS Inc	7.100%	N/R	5,015,608
177,210	CHS Inc	6.750%	N/R	4,983,145
9,300	Dairy Farmers of America Inc, 144A, (7), (10)	7.875%	BB+	930,000
20,500	Dairy Farmers of America Inc, 144A, (7), (10)	7.875%	BB+	2,080,750
	Total Food Products			15,179,875
	Insurance – 8.0%
256,300	American Equity Investment Life Holding Co	5.950%	BB	7,150,770
122,300	American Equity Investment Life Holding Co	6.625%	BB	3,501,449
259,598	Aspen Insurance Holdings Ltd	5.950%	BB+	7,084,429
62,000	Aspen Insurance Holdings Ltd	5.625%	BB+	1,713,680
45,000	Assurant Inc	5.250%	BB+	1,215,450
159,300	Athene Holding Ltd, (4)	6.350%	BBB	4,761,477
127,800	Athene Holding Ltd	6.375%	BBB	3,690,864
33,600	Axis Capital Holdings Ltd	5.500%	BBB	847,392
59,400	Delphi Financial Group Inc, (4), (7), (10)	3.315%	BBB	1,425,600
123,400	Enstar Group Ltd, (4)	7.000%	BB+	3,614,386
200,629	Maiden Holdings North America Ltd, (4)	7.750%	N/R	4,875,285
161,200	Reinsurance Group of America Inc, (4)	5.750%	BBB+	4,600,648
43,200	Selective Insurance Group Inc	4.600%	BBB-	1,101,168
	Total Insurance			45,582,598
	Oil, Gas & Consumable Fuels – 1.9%
33,200	Energy Transfer LP	7.600%	BB	847,264
157,103	NuStar Energy LP	8.500%	B2	3,850,594
139,235	NuStar Energy LP, (4)	7.625%	B2	3,153,673
121,018	NuStar Logistics LP, (4)	6.866%	B	3,053,284
	Total Oil, Gas & Consumable Fuels			10,904,815
	Thrifts & Mortgage Finance – 1.4%
70,669	Federal Agricultural Mortgage Corp	6.000%	N/R	1,980,145

JPI	Nuveen Preferred and Income Term Fund (continued)
Portfolio of Investments October 31, 2021
(Unaudited)
Shares	Description (1)	Coupon	Ratings (2)	Value
	Thrifts & Mortgage Finance (continued)
199,515	New York Community Bancorp Inc, (4)	6.375%	Ba2	$5,835,814
	Total Thrifts & Mortgage Finance			7,815,959
	Trading Companies & Distributors – 0.5%
114,543	Air Lease Corp, (4)	6.150%	BB+	3,097,243
	Total $25 Par (or similar) Retail Preferred (cost $154,253,891)			168,192,148

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	CORPORATE BONDS – 2.4% (1.6% of Total Investments)
	Communications Equipment – 0.3%
$1,920	Vodafone Group PLC	4.125%	6/04/81	BB+	$1,908,518
	Insurance – 0.5%
2,400	Fidelis Insurance Holdings Ltd, 144A, (4)	6.625%	4/01/41	BB+	2,628,000
	Oil, Gas & Consumable Fuels – 0.4%
1,440	Enbridge Inc, (4)	6.000%	1/15/77	BBB-	1,591,326
745	Enbridge Inc	5.500%	7/15/77	BBB-	803,608
2,185	Total Oil, Gas & Consumable Fuels				2,394,934
	Trading Companies & Distributors – 1.2%
7,902	ILFC E-Capital Trust I, 144A	3.710%	12/21/65	BB+	6,776,439
$14,407	Total Corporate Bonds (cost $12,512,544)				13,707,891
	Total Long-Term Investments (cost $807,624,866)				868,730,721

Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 0.2% (0.1% of Total Investments)
	REPURCHASE AGREEMENTS – 0.2% (0.1% of Total Investments)
$1,221	Repurchase Agreement with Fixed Income Clearing Corporation, dated 10/29/21, repurchase price $1,221,461, collateralized by $894,700, U.S. Treasury Government Bonds, 4.500%, due 5/15/38, value $1,246,009	0.000%	11/01/21	$1,221,461
	Total Short-Term Investments (cost $1,221,461)			1,221,461
	Total Investments (cost $808,846,327) – 152.2%			869,952,182
	Borrowings – (41.1)% (11), (12)			(234,800,000)
	Reverse Repurchase Agreements, including accrued interest – (11.2)% (13)			(64,158,333)
	Other Assets Less Liabilities – 0.1% (14)			659,000
	Net Assets Applicable to Common Shares – 100%			$571,652,849

Investments in Derivatives
Futures Contracts - Short
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable/ (Payable)
U.S. Treasury 10-Year Note	(300)	12/21	$(39,904,512)	$(39,210,937)	$693,575	$14,063

Interest Rate Swaps - OTC Uncleared
Counterparty	Notional Amount	Fund Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate (Annualized)	Fixed Rate Payment Frequency	Effective Date (15)	Optional Termination Date	Maturity Date	Value	Unrealized Appreciation (Depreciation)
Morgan Stanley Capital Services, LLC	$112,000,000	Receive	1-Month LIBOR	1.928%	Monthly	6/01/18	3/01/23	3/01/24	$(3,525,490)	$(3,525,490)
Morgan Stanley Capital Services, LLC	45,000,000	Receive	1-Month LIBOR	2.333	Monthly	7/01/19	10/01/23	7/01/24	(1,993,324)	(1,993,324)
Total	$157,000,000								$(5,518,814)	$(5,518,814)
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

JPI	Nuveen Preferred and Income Term Fund (continued)
Portfolio of Investments October 31, 2021
(Unaudited)
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
$1,000 Par (or similar) Institutional Preferred	$ —	$392,908,465	$ —	$392,908,465
Contingent Capital Securities	—	293,922,217	—	293,922,217
$25 Par (or similar) Retail Preferred	127,082,118	41,110,030	—	168,192,148
Corporate Bonds	—	13,707,891	—	13,707,891
Short-Term Investments:
Repurchase Agreements	—	1,221,461	—	1,221,461
Investments in Derivatives:
Futures Contracts*	693,575	—	—	693,575
Interest Rate Swaps*	—	(5,518,814)	—	(5,518,814)
Total	$127,775,693	$737,351,250	$ —	$865,126,943

*	Represents net unrealized appreciation (depreciation).

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(3)	Perpetual security. Maturity date is not applicable.
(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in reverse repurchase agreements. As of the end of the reporting period, investments with a value of $166,798,622 have been pledged as collateral for reverse repurchase agreements.
(5)	Investment, or portion of investment, is hypothecated. The total value of investments hypothecated as of the end of the reporting period was $54,942,267.
(6)	Variable rate security. The rate shown is the coupon as of the end of the reporting period.
(7)	Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(8)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives.
(9)	Contingent Capital Securities (“CoCos”) are hybrid securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer. For example, the terms may specify an automatic write-down of principal or a mandatory conversion into the issuer’s common stock under certain adverse circumstances, such as the issuer’s capital ratio falling below a specified level.
(10)	For fair value measurement disclosure purposes, investment classified as Level 2.
(11)	Borrowings as a percentage of Total Investments is 27.0%.
(12)	The Fund may pledge up to 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives, when applicable) in the Portfolio of Investments as collateral for borrowings. As of the end of the reporting period, investments with a value of $580,861,253 have been pledged as collateral for borrowings.
(13)	Reverse Repurchase Agreements, including accrued interest as a percentage of Total Investments is 7.4%.
(14)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter (“OTC”) derivatives as well as the OTC cleared and exchange-traded derivatives, when applicable.
(15)	Effective date represents the date on which both the Fund and counterparty commence interest payment accruals on each contract.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
LIBOR	London Inter-Bank Offered Rate
N/A	Not Applicable.
Reg S	Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the United States.